Cover	Mar. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2024
Entity File Number	001-40292
Entity Registrant Name	two
Entity Central Index Key	0001843988
Entity Tax Identification Number	98-1577238
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	195 US HWY 50
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	(310)
Local Phone Number	954-9665
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TWOA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	None